Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting of derivatives
Offsetting of derivatives
	2023			2022
end of	Derivative assets	Derivative liabilities		Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.1		8.6	9.8
OTC	15.3	15.3		25.1	23.5
Interest rate products	17.9	17.4		33.7	33.3
OTC-cleared	0.1	0.1		0.3	0.3
OTC	13.8	17.6		24.9	25.5
Exchange-traded	0.0	0.0		0.0	0.1
Foreign exchange products	13.9	17.7		25.2	25.9
OTC-cleared	0.2	0.1		0.0	0.0
OTC	2.3	3.1		4.3	7.1
Exchange-traded	5.7	5.1		18.6	18.3
Equity/index-related products	8.2	8.3		22.9	25.4
OTC-cleared	0.0	0.0		0.6	0.6
OTC	1.0	1.4		2.4	2.6
Credit derivatives	1.0	1.4		3.0	3.2
OTC-cleared	0.0	0.0		0.1	0.1
OTC	0.6	0.2		0.9	0.4
Exchange-traded	0.1	0.0		0.0	0.0
Other products [1]	0.7	0.2		1.0	0.5
OTC-cleared	2.9	2.3		9.6	10.8
OTC	33.0	37.6		57.6	59.1
Exchange-traded	5.8	5.1		18.6	18.4
Total gross derivatives subject to enforceable master netting agreements	41.7	45.0		85.8	88.3
Offsetting (CHF billion)
OTC-cleared	(2.7)	(2.3)		(9.5)	(10.7)
OTC	(30.2)	(32.7)		(50.5)	(52.9)
Exchange-traded	(5.0)	(5.0)		(18.0)	(18.2)
Offsetting	(37.9)	(40.0)		(78.0)	(81.8)
of which counterparty netting	(32.1)	(32.1)		(68.3)	(68.3)
of which cash collateral netting	(5.8)	(7.9)	[2]	(9.7)	(13.5)	[2]
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.0		0.1	0.1
OTC	2.8	4.9		7.1	6.2
Exchange-traded	0.8	0.1		0.6	0.2
Total net derivatives subject to enforceable master netting agreements	3.8	5.0		7.8	6.5
Total derivatives not subject to enforceable master netting agreements [3]	1.3	1.2		3.3	2.6
Total net derivatives presented in the consolidated balance sheets	5.1	6.2		11.1	9.1
of which recorded in trading assets and trading liabilities	5.1	5.8		11.1	8.9
of which recorded in other assets and other liabilities	0.0	0.4		0.0	0.2
1 Primarily precious metals, commodity and energy products.
2 Includes CHF 7,909 million and CHF 11,924 million as of the end of 2023 and 2022, respectively, related to trading derivatives.
3 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions
	2023				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	48.7	(2.9)	45.8		47.9	(10.7)	37.2
Securities borrowing transactions	0.2	0.0	0.2		4.5	0.0	4.5
Total subject to enforceable master netting agreements	48.9	(2.9)	46.0		52.4	(10.7)	41.7
Total not subject to enforceable master netting agreements [1]	1.2	–	1.2		17.1	–	17.1
Total	50.1	(2.9)	47.2	[2]	69.5	(10.7)	58.8	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 26,237 million and CHF 40,793 million of the total net amount as of the end of 2023 and 2022, respectively, were reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions
	2023				2022
end of	Gross	Offsetting	Net book value		Gross	Offsetting	Net book value
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	3.8	(2.9)	0.9		27.8	(10.7)	17.1
Securities lending transactions	0.1	0.0	0.1		0.9	0.0	0.9
Obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		2.9	0.0	2.9
Total subject to enforceable master netting agreements	6.1	(2.9)	3.2		31.6	(10.7)	20.9
Total not subject to enforceable master netting agreements [1]	0.0	–	0.0		2.5	–	2.5
Total	6.1	(2.9)	3.2		34.1	(10.7)	23.4
of which securities sold under repurchase agreements and securities lending transactions	3.9	(2.9)	1.0	[2]	31.1	(10.7)	20.4	[2]
of which obligation to return securities received as collateral, at fair value	2.2	0.0	2.2		3.0	0.0	3.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 356 million and CHF 14,133 million of the total net amount as of the end of 2023 and 2022, respectively, were reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets
	2023						2022
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	3.8	1.4		0.0		2.4	7.8	3.2		0.0		4.6
Securities purchased under resale agreements	45.8	45.8		0.0		0.0	37.2	37.1		0.1		0.0
Securities borrowing transactions	0.2	0.2		0.0		0.0	4.5	4.3		0.0		0.2
Total financial assets subject to enforceable master netting agreements	49.8	47.4		0.0		2.4	49.5	44.6		0.1		4.8
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	5.0	0.9		0.0		4.1	6.5	1.2		0.0		5.3
Securities sold under repurchase agreements	0.9	0.8		0.0		0.1	17.1	17.1		0.0		0.0
Securities lending transactions	0.1	0.1		0.0		0.0	0.9	0.8		0.0		0.1
Obligation to return securities received as collateral, at fair value	2.2	2.1		0.0		0.1	2.9	2.7		0.0		0.2
Total financial liabilities subject to enforceable master netting agreements	8.2	3.9		0.0		4.3	27.4	21.8		0.0		5.6
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.